UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________________________________
FORM ABS-15G
___________________________________________________
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020
Date of Report (Date of earliest event reported):
January 29, 2021
________________________________________________

Ally Receivables LLC	1
(Exact name of securitizer as specified in its charter)
________________________________________________

025-03597	0001719801
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Richard V. Kent, General Counsel, (866) 710-4623
Name and telephone number, including area code, of the person to contact in connection with this filing
_____________________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
______________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of Depositor                    _____________________________________
Central Index Key Number of Issuing Entity (if applicable):                _____________________________________
Central Index Key Number of Underwriter (if applicable):                 _____________________________________

1	Ally Receivables LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities securitized by it and outstanding during the reporting period in the auto retail installment contract asset class.

 ________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                ALLY RECEIVABLES LLC

                                (Securitizer)

                                By: /s/ Ryan C. Farris
                                Name: Ryan C. Farris
                                Title: President

Date: January 29, 2021